Expense Example - BTS Tactical Fixed Income Fund	Apr. 21, 2026 USD ($)
BTS Tactical Fixed Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 578
Expense Example, with Redemption, 3 Years	1,002
Expense Example, with Redemption, 5 Years	1,452
Expense Example, with Redemption, 10 Years	2,695
BTS Tactical Fixed Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,494
Expense Example, with Redemption, 10 Years	3,157
BTS Tactical Fixed Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,148
BTS Tactical Fixed Income Fund Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,245
Expense Example, with Redemption, 10 Years	$ 2,666